INTANGIBLE ASSETS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Amortization expense		$ 2,969	$ 2,969	$ 11,877	$ 11,877
Condition of shares issuance description				If LWL reach USD 5 million in revenue or net profit of USD 1 million by December 31, 2022, then based on the performance contingency there will be issuance of 500,000 shares of CETY to the Seller. As of November 14, 2022, the performance contingencies have not been met.
LWL [Member]
Restructuring Cost and Reserve [Line Items]
Condition of shares issuance description	If LWL reach USD 5 million in revenue or net profit of USD 1 million by December 31, 2022, then based on the performance contingency there will be issuance of 20,000,000 shares of CETY to the Seller. As of the date of the filing the performance contingencies have not been met.